FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Legato Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward International Small Companies Fund

Sierra Club Stock Fund

Supplement dated August 21, 2007

(to the Forward Funds Class A and Class C Shares Prospectus dated May 1, 2007)

Change in Revenue Sharing Disclosure

Effective immediately, the following information replaces the information in the last full paragraph on page 75 of the Prospectus under the heading “Distribution and Shareholder Services Plans”:

Forward Management may enter into revenue sharing arrangements with selected financial intermediaries. Revenue sharing arrangements occur when Forward Management agrees to pay out of its own resources (that may include legitimate profits from providing advisory services to the Funds) to financial intermediaries cash compensation, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by financial intermediaries with respect to other investment products and may influence financial intermediaries to present the Funds or make them available to their customers. You may ask your financial intermediary for more information about these payments.

FWD000838 0807SUP

FORWARD FUNDS

Forward Large Cap Equity Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Emerald Opportunities Fund

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

Supplement dated August 21, 2007

(to the Forward Funds Investor and Institutional Class Prospectus dated May 1, 2007)

Change in Revenue Sharing Disclosure

Effective immediately, the following information replaces the information in the last full paragraph on page 89 of the Prospectus under the heading “Distribution and Shareholder Services Plans”:

Forward Management may enter into revenue sharing arrangements with selected financial intermediaries. Revenue sharing arrangements occur when Forward Management agrees to pay out of its own resources (that may include legitimate profits from providing advisory services to the Funds) to financial intermediaries cash compensation, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by financial intermediaries with respect to other investment products and may influence financial intermediaries to present the Funds or make them available to their customers. You may ask your financial intermediary for more information about these payments.

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FORWARD FUNDS

Forward Long/Short Credit Analysis Fund

Supplement dated August 21, 2007

(to the Prospectus dated May 1, 2007)

Change in Revenue Sharing Disclosure

Effective immediately, the following information replaces the information in the last full paragraph on page 36 of the Prospectus under the heading “Distribution and Shareholder Services Plans”:

Forward Management may enter into revenue sharing arrangements with selected financial intermediaries. Revenue sharing arrangements occur when Forward Management agrees to pay out of its own resources (that may include legitimate profits from providing advisory services to the Funds) to financial intermediaries cash compensation, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by financial intermediaries with respect to other investment products and may influence financial intermediaries to present the Funds or make them available to their customers. You may ask your financial intermediary for more information about these payments.

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